Additional Information about Derivative Assets and Liabilities Subject to Enforceable Master Netting Arrangement (Parenthetical) (Detail) (Subject to enforceable master netting arrangement, USD $)
In Millions, unless otherwise specified
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative assets
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative assets	$ 1,001	[1]	$ 1,196	[2]	$ 1,530	[3]
Derivative liabilities
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative liabilities	404	[4]	432	[5]	504	[6]
Other assets | Derivative assets
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative assets	64		47		45
Other liabilities | Derivative liabilities
Derivative [Line Items]
Net amounts presented in the balance sheet, accruals on derivative liabilities	$ 27		$ 10		$ 11

[1]	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[2]	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[3]	Included $46 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
[4]	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.
[5]	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.
[6]	Included $13 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.